Financial Instruments (Tables)	12 Months Ended
Dec. 31, 2022
Financial Instruments [Abstract]
Schedule of contractual maturities of financial liabilities at undiscounted amounts
	December 31, 2022
	Carrying amount	Contractual cash flows	6 months or less
	U.S. dollars in thousands
Non-derivative financial liabilities
Trade payables	498	498	498
Other payables	1,228	1,228	1,228

	December 31, 2021
	Carrying amount	Contractual cash flows	6 months or less
	U.S. dollars in thousands
Non-derivative financial liabilities
Trade payables	39	39	39
Other payables	558	558	558

Schedule of acts to reduce the foreign exchange risk
	December 31, 2022
	Foreign currency
	Dollar	NIS	Euro	GBP	Total
	U.S. dollars in thousands
Financial assets and financial liabilities:
Assets:
Cash	3,309	229	4	1	3,543
Short term deposits	3,547	-	-	-	3,547
Other receivables	136	24	95	-	255
Restricted deposits	-	36	-	-	36
Non-current restricted deposit	-	23	-	-	23
Liabilities:
Trade payables	450	36	-	12	498
Other payables	718	505	5	-	1,228
Long term lease liability	-	147	-	-	147
Liability in respect of warrants	218	-	-	-	218
Total net exposure in statement of financial position in respect of financial assets and financial liabilities	5,606	(376)	94	(11)	5,313

	December 31, 2021
	Foreign currency
	Dollar	NIS	Euro	GBP	Total
	U.S. dollars in thousands
Financial assets and financial liabilities:
Assets:
Cash	10,359	693	4	7	11,063
Other receivables	-	210	100	-	310
Restricted deposits	-	39	-	-	39
Liabilities:
Trade payables	39		-	-	39
Other payables	200	358	-	-	558
Liability in respect of warrants	1,828	-	-	-	1,828
Total net exposure in statement of financial position in respect of financial assets and financial liabilities	8,292	584	104	7	8,987

Schedule of analysis is based on foreign currency exchange rate
	December 31, 2022
	Increase		Decrease
	Profit or loss	Equity	Profit or loss	Equity
	U.S. dollars in thousands
Change in the exchange rate of:
10% in the NIS	(38)	(38)	38	38
10% in the GBP	(1)	(1)	1	1
10% in the Euro	9	9	(9)	(9)
Change of 10% in deposit’s interest rate	-	-	-	-

	December 31, 2021
	Increase		Decrease
	Profit or loss	Equity	Profit or loss	Equity
	U.S. dollars in thousands
Change in the exchange rate of:
10% in the NIS	58	58	(58)	(58)
10% in the GBP	1	1	(1)	(1)
10% in the Euro	10	10	(10)	(10)

Schedule of s financial liabilities measured at fair value on a recurring basis
	December 31, 2022
Description	Fair value	Level 1	Level 2	Level 3

Liability in respect of warrants	$218	$218	$-	$-

	December 31, 2021
Description	Fair value	Level 1	Level 2	Level 3

Liability in respect of warrants	$1,828	$1,828	$-	$-